UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-07154

Cohen & Steers Total Return Realty Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Francis C. Poli 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2009

Item 1. Schedule of Investments

COHEN & STEERS TOTAL RETURN REALTY FUND, INC.

SCHEDULE OF INVESTMENTS
March 31, 2009 (Unaudited)

	Number
	of Shares	Value

COMMON STOCK 66.2%
DIVERSIFIED 2.9%
Land Securities Group PLC (United Kingdom)(a)	22,425	$140,518
Vornado Realty Trust	44,986	1,495,335
		1,635,853
HEALTH CARE 11.7%
HCP	116,718	2,083,416
Health Care REIT	25,900	792,281
LTC Properties	19,755	346,503
Nationwide Health Properties	40,223	892,548
Omega Healthcare Investors	65,500	922,240
Senior Housing Properties Trust	17,815	249,766
Ventas	55,288	1,250,062
		6,536,816
HOTEL 1.8%
Hospitality Properties Trust	36,500	438,000
Host Hotels & Resorts	149,611	586,475
		1,024,475
INDUSTRIAL 4.7%
AMB Property Corp.	92,569	1,332,994
EastGroup Properties	17,000	477,190
ProLogis	122,053	793,344
		2,603,528
OFFICE 13.3%
BioMed Realty Trust	87,383	591,583
Boston Properties	57,943	2,029,743
Brandywine Realty Trust	102,685	292,652
Kilroy Realty Corp.	29,200	501,948
Liberty Property Trust	129,200	2,447,048
Mack-Cali Realty Corp.	71,800	1,422,358

	Number
	of Shares	Value

SL Green Realty Corp.	13,800	$149,040
		7,434,372
RESIDENTIAL—APARTMENT 11.1%
American Campus Communities	38,193	663,031
Apartment Investment & Management Co.	68,694	376,443
AvalonBay Communities	30,687	1,444,130
BRE Properties	13,233	259,764
Education Realty Trust	56,900	198,581
Equity Residential	83,449	1,531,289
Home Properties	27,122	831,289
UDR	100,396	864,410
		6,168,937
SELF STORAGE 6.8%
Extra Space Storage	56,200	309,662
Public Storage	48,560	2,682,940
Sovran Self Storage	33,400	670,672
U-Store-It Trust	75,200	151,904
		3,815,178
SHOPPING CENTER 13.9%
COMMUNITY CENTER 5.5%
Federal Realty Investment Trust	23,526	1,082,196
Inland Real Estate Corp.	55,300	392,077
Kimco Realty Corp.	32,624	248,595
Regency Centers Corp.	33,487	889,750
Weingarten Realty Investors	49,048	466,937
		3,079,555
FREE STANDING 0.9%
National Retail Properties	34,001	538,576

REGIONAL MALL 7.5%
Macerich Co.	67,367	421,717

	Number
	of Shares	Value

Simon Property Group	108,217	$3,748,637
		4,170,354
TOTAL SHOPPING CENTER		7,788,485
TOTAL COMMON STOCK (Identified cost—$54,455,784)		37,007,644
PREFERRED SECURITIES—$25 PAR VALUE 18.2%
INSURANCE 0.5%
Allianz SE, 8.375%	16,000	269,600

INTEGRATED TELECOMMUNICATIONS SERVICES 0.6%
Telephone & Data Systems, 7.60%, due 12/1/41, Series A	20,000	350,200

REAL ESTATE 17.1%
DIVERSIFIED 2.1%
Duke Realty Corp., 8.375%, Series O	20,000	227,600
Lexington Realty Trust, 7.55%, Series D	16,500	132,330
Vornado Realty Trust, 6.625%, Series G	19,975	280,050
Vornado Realty Trust, 6.625%, Series I	35,000	530,250
		1,170,230
HEALTH CARE 1.6%
Health Care REIT, 7.625%, Series F	24,100	465,612
Health Care REIT, 7.50%, Series G	20,000	443,400
		909,012
HOTEL 0.3%
Hospitality Properties Trust, 7.00%, Series C	16,000	186,400

INDUSTRIAL 0.6%
AMB Property Corp, 6.75%, Series M	23,884	338,436

OFFICE 0.6%
BioMed Realty Trust, 7.375%, Series A	32,800	351,944

OFFICE/INDUSTRIAL 1.0%
PS Business Parks, 6.70%, Series P	37,100	529,046

RESIDENTIAL- APARTMENT 2.7%
Apartment Investment & Management Co., 9.375%, Series G	48,200	629,974

	Number
	of Shares	Value

Apartment Investment & Management Co., 7.75%, Series U	50,000	$505,000
Mid-America Apartment Communities, 8.30%, Series H	17,300	380,600
		1,515,574
SELF STORAGE 1.7%
Public Storage, 6.18%, Series D	13,200	211,200
Public Storage, 7.25%, Series I	15,080	294,060
Public Storage, 6.625%, Series M	25,000	439,750
		945,010
SHOPPING CENTER 5.8%
COMMUNITY CENTER 4.9%
Kimco Realty Corp., 7.75%, Series G	40,025	546,341
Regency Centers Corp., 7.45%, Series C	44,500	734,250
Regency Centers Corp., 7.25%, Series D	19,020	299,946
Saul Centers, 8.00%, Series A	18,700	411,400
Urstadt Biddle Properties, 8.50%, Series C ($100 par value)(b)	4,000	333,960
Weingarten Realty Investors, 6.50%, Series F	34,152	382,161
		2,708,058
REGIONAL MALL 0.9%
CBL & Associates Properties, 7.75%, Series C	21,300	135,255
Simon Property Group, 8.375%, Series J ($50 par value)(b)	8,130	365,240
		500,495
TOTAL SHOPPING CENTER		3,208,553
SPECIALTY 0.7%
Digital Realty Trust, 8.50%, Series A	10,700	186,608
Digital Realty Trust, 7.875%, Series B	13,200	212,322
		398,930
TOTAL REAL ESTATE		9,553,135
TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$15,624,107)		10,172,935

	Number
	of Shares	Value

PREFERRED SECURITIES—CAPITAL SECURITIES 2.5%
BANK 0.6%
JPMorgan Chase, 7.90%, due 4/29/49	500,000	$321,975

INSURANCE-PROPERTY CASUALTY 0.7%
Liberty Mutual Group, 7.80%, due 3/15/37, 144A(b),(c)	1,000,000	381,294

PIPELINES 1.2%
Enterprise Products Operating LP, 8.375%, due 8/1/66	1,000,000	670,804
TOTAL PREFERRED SECURITIES—CAPITAL SECURITIES (Identified cost—$2,409,972)		1,374,073

	Principal
	Amount
CORPORATE BONDS 5.3%
INSURANCE— PROPERTY CASUALTY 0.5%
Liberty Mutual Group, 10.75%, due 6/15/58, 144A(c)	$500,000	245,282

MEDIA 0.9%
Time Warner Cable, 8.25%, due 4/1/2019	500,000	514,682

REAL ESTATE 3.9%
HEALTH CARE 2.1%
HCP, 6.00%, due 1/30/17	500,000	336,931
HCP, 6.70%, due 1/30/18	1,250,000	844,345
		1,181,276
INDUSTRIAL 0.5%
ProLogis, 2.25%, due 4/1/2037 (Convertible)	500,000	273,125

SHOPPING CENTER— REGIONAL MALL 1.3%
Simon Property Group LP, 10.35%, due 4/1/19	750,000	730,018
TOTAL REAL ESTATE		2,184,419
TOTAL CORPORATE BONDS (Identified cost—$2,774,011)		2,944,383

		Number
		of Shares	Value

SHORT-TERM INVESTMENTS 6.4%
MONEY MARKET FUNDS
Dreyfus Treasury Cash Management Fund, 0.09%(d)		1,083,723	$1,083,723
Federated U.S. Treasury Cash Reserves Fund, 0.01%(d)		550,000	550,000
Fidelity Institutional Money Market Treasury Only Fund, 0.26%(d)		1,950,487	1,950,487
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$3,584,210)			3,584,210

TOTAL INVESTMENTS (Identified cost—$78,848,084)	98.6%		55,083,245

OTHER ASSETS IN EXCESS OF LIABILITIES	1.4%		776,404

NET ASSETS (Equivalent to $5.97 per share based on 9,358,453 shares of common stock outstanding)	100.0%		$55,859,649

Glossary of Portfolio Abbreviation

REIT	Real Estate Investment Trust

Note: Percentages indicated are based on the net assets of the Fund.

(a) Fair valued security. This security has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Directors. Aggregate fair value securities represent 0.3% of net assets all of which have been fair valued pursuant to foreign security fair value pricing procedures approved by the Board of Directors.

(b) Illiquid security. Aggregate holdings equal 1.9% of net assets of the Fund.

(c) Resale is restricted to qualified institutional investors. Aggregate holdings equals 1.1% of net assets of the Fund.

(d) Rate quoted represents the seven day yield of the fund.

Note 1. Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day or, if no asked price is available, at the bid price. Exchange traded options are valued at their last sale price as of the close of options trading on applicable exchanges. In the absence of a last sale, options are valued at the average of the quoted bid and asked prices as of the close of business. Over-the-counter options quotations are provided by the respective counterparty.

Securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges or admitted to trading on the National Association of Securities Dealers Automated Quotations, Inc. (Nasdaq) national market system are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the advisor) to be over-the-counter, but excluding securities admitted to trading on the Nasdaq National List, are valued at the official closing prices as reported by Nasdaq, the Pink Sheets, or such other comparable sources as the Board of Directors deem appropriate to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day, or if no asked price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed by the Board of Directors to reflect the fair market value of such securities. Where securities are traded on more than one exchange and also over-the-counter, the securities will generally be valued using the quotations the Board of Directors believes most closely reflect the value of such securities.

Portfolio securities primarily traded on foreign markets are generally valued at the closing values of such securities on their respective exchanges or if after the close of the foreign markets, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board of Directors.

Securities for which market prices are unavailable, or securities for which the advisor determines that bid and/or asked price does not reflect market value, will be valued at fair value pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Short-term debt securities, which have a maturity date of 60 days or less, are valued at amortized cost, which approximates value.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•                  Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund’s investments carried at value:

Fair Value Measurements at March 31, 2009 Using
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
Investments in Securities	$55,083,245	$46,340,860	$8,742,385	$—

Note 2. Derivative Investments: The Fund has adopted the provisions of Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (FAS 161). This new standard requires funds to disclose information intended to enable financial statement users to understand how and why the fund uses derivative instruments, how derivative instruments are accounted for under FAS 133 and how derivative instruments affect the company’s financial position, results of operations, and cash flows. All changes to the disclosures required in this report have been made in accordance with FAS 161.

Options: The Fund may write covered call options on an index or a security with the intention of earning option premiums. Option premiums generate current income and may help increase distributable income. When a Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When an option expires, the Fund realizes a gain or loss on the option to the extent of the premiums received. Premiums received from writing options which are exercised or are closed, are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the underlying index or security. Other risks include the possibility of an illiquid options market or the inability of the counterparties to fulfill their obligations under the contract.

Note 3. Income Tax Information

As of March 31, 2009, the federal tax cost and net unrealized depreciation were as follows:

Gross unrealized appreciation	$3,078,118
Gross unrealized depreciation	(26,842,957)
Net unrealized depreciation	$(23,764,839)

Cost for federal income tax purposes	$78,848,084

Item 2. Controls and Procedures

(a)                                  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                  Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS TOTAL RETURN REALTY FUND, INC.

By:	/s/ Adam M. Derechin
	Name:	Adam M. Derechin
	Title:	President

Date: May 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin		By:	/s/ James Giallanza
	Name:	Adam M. Derechin		Name:	James Giallanza
	Title:	President and principal executive officer		Title:	Treasurer and principal financial officer

Date: May 28, 2009